Summary of Significant Accounting Policies - Reverse Stock Splits (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) customer $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Effect a reverse stock split of our common stock		one-for-fifty (1:50)	1-for-50
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Reverse stock split ratio	0.333
Cash and cash equivalents			$ 22,765	$ 6,146		$ 2,957
Restricted cash			50	100		50
Total cash, cash equivalents, and restricted cash in the consolidated statement of cash flows			22,815	$ 6,246	$ 29,293	3,007	$ 2,985
Allowance for excess and slow moving inventory			800			$ 100
Inventory valuation reserves			$ 500
Number of customers | customer			1
Reserves recorded against outstanding balance			$ 0
Obalon Therapeutics Inc.
Stock exchange ratio	0.5367
Accounts receivable | Customer Concentration Risk | Customer One
Percentage of total			24.00%
Minimum
Effect a reverse stock split of our common stock		one-for-thirty (1:30)
Payment period for accounts receivable			30 days
Maximum
Effect a reverse stock split of our common stock		one-for-one hundred (1:100)
Payment period for accounts receivable			90 days